Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table provides specified executive compensation and financial performance measures for our three most recently completed fiscal years.

Year	Summary Compensation Table Total to PEO	Compensation Actually Paid (“CAP”) to PEO 1	Average Summary Compensation Table Total for Non-PEO NEOs 2	Average Compensation Actually Paid to Non-PEO NEOs 1, 2	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	CSM: Funds From Operations (FFO) 4 : Company TSR
					Company TSR	Peer Group TSR 3
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$6,355,107	$817,805	$1,897,202	$288,428	$47.73	$62.07	$53,992	$1.38
2021	$6,089,044	$7,917,000	$1,797,719	$2,302,582	$96.72	$99.51	$12,366	$1.37
2020	$5,301,445	$4,286,495	$1,515,669	$1,107,600	$80.94	$81.56	$307,326	$1.39
Notes:
1. To calculate CAP to our Principal Executive Officer (“PEO”), Gerard H. Sweeney, for each of the years shown
, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation.
PEO SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP
2022	$6,355,107	-$3,869,132	+$-1,668,170	$817,805
2021	$6,089,044	-$3,375,006	+$5,202,962	$7,917,000
2020	$5,301,445	-$3,187,497	+$2,172,547	$4,286,495
(i)         Represents the grant date fair value of equity-based awards granted each year, as shown in the Share Awards column of the Summary Compensation Table.
(ii)         Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2022 is further detailed in the supplemental table below
.
PEO Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$649,818	$-3,661,218	$1,231,953	$-57,550	$0	$168,826	$-1,668,170
2021	$2,549,325	$1,407,499	$1,124,892	$-24,633	$0	$145,879	$5,202,962
2020	$1,861,670	$-829,158	$1,062,396	$-74,053	$0	$151,693	$2,172,547
2.
The
non-PEO
named executive officers
(“Non-PEO
NEOs”) reflected in columns (d) and (e) consist of the following individuals for each of the years shown: Thomas E. Wirth, H. Jeffrey DeVuono, George D. Johnstone and William D. Redd.

To calculate CAP to our
Non-PEO
NEOs for each of the
ye
ars shown, the following amounts wer
e
deducted from and added to SCT total compensation.
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)	(ii)
2022	$1,897,202	-$1,033,521	+$-575,254	$288,428
2021	$1,797,719	-$857,999	+$1,362,862	$2,302,582
2020	$1,515,669	-$744,372	+$336,303	$1,107,600
(i)         Represents the grant date fair value of equity-based awards granted each year, as shown in the Share Awards column of the Summary Compensation Table.
(ii)         Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2022 is further detailed in the supplemental table below
.
Average
Non-PEO
NEOs Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$218,774	$-999,146	$203,955	$-42,467	$0	$43,630	$-575,254
2021	$817,858	$376,129	$125,821	$7,555	$0	$35,499	$1,362,862
2020	$553,217	$-259,406	$90,069	$-83,576	$0	$35,999	$336,303
3.         The Peer Group TSR set forth in this table utilizes the FTSE NAREIT Equity Office Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022.
4.         We compute FFO in accordance with standards established by the National Association of Real Estate Investment Trusts (NAREIT). See footnote 1 to the table in the portion of the CD&A entitled “2022 Annual Incentive Performance Goals and Outcomes” for an explanation of how we calculate FFO.

Company Selected Measure Name	FFO
Named Executive Officers, Footnote [Text Block]	The
non-PEO
named executive officers
(“Non-PEO
	NEOs”) reflected in columns (d) and (e) consist of the following individuals for each of the years shown: Thomas E. Wirth, H. Jeffrey DeVuono, George D. Johnstone and William D. Redd.
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the FTSE NAREIT Equity Office Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 6,355,107	$ 6,089,044	$ 5,301,445
PEO Actually Paid Compensation Amount	$ 817,805	7,917,000	4,286,495
Adjustment To PEO Compensation, Footnote [Text Block]
PEO SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP
2022	$6,355,107	-$3,869,132	+$-1,668,170	$817,805
2021	$6,089,044	-$3,375,006	+$5,202,962	$7,917,000
2020	$5,301,445	-$3,187,497	+$2,172,547	$4,286,495
(i)         Represents the grant date fair value of equity-based awards granted each year, as shown in the Share Awards column of the Summary Compensation Table.
(ii)         Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2022 is further detailed in the supplemental table below
.
PEO Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$649,818	$-3,661,218	$1,231,953	$-57,550	$0	$168,826	$-1,668,170
2021	$2,549,325	$1,407,499	$1,124,892	$-24,633	$0	$145,879	$5,202,962
2020	$1,861,670	$-829,158	$1,062,396	$-74,053	$0	$151,693	$2,172,547

Non-PEO NEO Average Total Compensation Amount	$ 1,897,202	1,797,719	1,515,669
Non-PEO NEO Average Compensation Actually Paid Amount	$ 288,428	2,302,582	1,107,600
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)	(ii)
2022	$1,897,202	-$1,033,521	+$-575,254	$288,428
2021	$1,797,719	-$857,999	+$1,362,862	$2,302,582
2020	$1,515,669	-$744,372	+$336,303	$1,107,600
(i)         Represents the grant date fair value of equity-based awards granted each year, as shown in the Share Awards column of the Summary Compensation Table.
(ii)         Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2022 is further detailed in the supplemental table below
.
Average
Non-PEO
NEOs Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$218,774	$-999,146	$203,955	$-42,467	$0	$43,630	$-575,254
2021	$817,858	$376,129	$125,821	$7,555	$0	$35,499	$1,362,862
2020	$553,217	$-259,406	$90,069	$-83,576	$0	$35,999	$336,303

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between Compensation Actually Paid and Company-Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our FFO during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 47.73	96.72	80.94
Peer Group Total Shareholder Return Amount	62.07	99.51	81.56
Net Income (Loss)	$ 53,992,000	$ 12,366,000	$ 307,326,000
Company Selected Measure Amount	1.38	1.37	1.39
PEO Name	Gerard H. Sweeney,
PEO [Member] | Deductions From SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,869,132)	$ (3,375,006)	$ (3,187,497)
PEO [Member] | Additions To SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,668,170)	5,202,962	2,172,547
PEO [Member] | Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	649,818	2,549,325	1,861,670
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,661,218)	1,407,499	(829,158)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,231,953	1,124,892	1,062,396
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(57,550)	(24,633)	(74,053)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	168,826	145,879	151,693
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,668,170)	5,202,962	2,172,547
Non-PEO NEO [Member] | Deductions From SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,033,521)	(857,999)	(744,372)
Non-PEO NEO [Member] | Additions To SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(575,254)	1,362,862	336,303
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	218,774	817,858	553,217
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(999,146)	376,129	(259,406)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	203,955	125,821	90,069
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,467)	7,555	(83,576)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	43,630	35,499	35,999
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (575,254)	$ 1,362,862	$ 336,303